GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL
GOODWILL

16 – GOODWILL

Movement in Goodwill is detailed as follows:

		Foreign currency translation differences
		where functional currency is different from
Cash Generating Unit	01.01.2021	presentation currency	12.31.2021
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	56,001,413	5,850,036	61,851,449
Argentine operation	27,343,642	12,632,750	39,976,392
Paraguayan operation	6,477,515	1,234,521	7,712,036
Total	98,325,593	19,717,307	118,042,900

		Foreign currency translation differences
		where functional currency is different from
Cash Generating Unit	01.01.2020	presentation currency	12.31.2020
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	75,674,072	(19,672,659)	56,001,413
Argentine operation	29,750,238	(2,406,596)	27,343,642
Paraguayan operation	7,294,328	(816,813)	6,477,515
Total	121,221,661	(22,896,068)	98,325,593

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2019	presentation currency	12.31.2019
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,080,100	2,593,972	75,674,072
Argentine operation	28,318,129	1,432,109	29,750,238
Paraguayan operation	7,327,921	(33,593)	7,294,328
Total	117,229,173	3,992,488	121,221,661